BASIC AND DILUTED NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2013
BASIC AND DILUTED NET LOSS PER SHARE [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE
NOTE 11:-       BASIC AND DILUTED NET LOSS PER SHARE

	Year ended December 31,
	2011	2012	2013

Numerator:
Net loss	$(22,740)	$(14,972)	$(28,720)
Dividends accumulated for the period (*)	(30,091)	(3,511)	(2,964)

Net loss available to shareholders of Ordinary shares	$(52,831)	$(18,483)	$(31,684)

Denominator:
Shares used in computing net loss per Ordinary shares, basic and diluted	6,355,428	6,822,720	11,597,826

(*)	Includes also consideration received by the Company for the issuance of Series E preferred share for the year ended December 31, 2011.